CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income (loss)	$ 151,325	$ 137,401	$ (573,919)
Other comprehensive income (loss) before tax:
Foreign currency translation adjustment	(2,762)	(442)	(1,608)
Reclassification adjustment for (gains) losses included in net income (loss)	10,084	4,967	0
Adjustment of pension and postretirement benefit plans	(134,364)	(94,299)	118,291
Amortization of net losses	12,973	12,196	14,618
Amortization of prior service cost	(961)	(1,046)	(486)
Unrealized holding gains (losses) on securities available-for-sale arising during the period	54,216	83,967	27,223
Reclassification adjustment for (gains) losses on securities available-for-sale included in net income (loss)	(8,044)	(3,483)	(173,107)
Unrealized net gains (losses) on cash flow hedges	(2,294)	(1,228)	(1,419)
Reclassification adjustment for (gains) losses on cash flow hedges included in net income (loss)	302	964	6,915
Other comprehensive income before tax	(70,850)	1,596	(9,573)
Income tax expense	34,263	21,652	9,193
Total other comprehensive income (loss), net of tax	(36,587)	23,248	(380)
Comprehensive income (loss), net of tax	$ 114,738	$ 160,649	$ (574,299)